OTHER OPERATING INCOME / (EXPENSES), NET (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OTHER OPERATING INCOME / (EXPENSES), NET
Government grants (i)	¥ 9,277	¥ 6,706	¥ 8,776
Ineffective portion of change in fair value of cash flow hedges	(255)	694	3,052
Net realized and unrealized loss on derivative financial instruments not qualified as hedging	(15,535)	(14,873)	(1,252)
Impairment losses on long-lived assets (ii)	(5,669)	(10,035)	(14,629)
Gain/(loss) on disposal of property, plant, equipment and other non-current assets, net	(722)	(3,062)	398
Fines, penalties and compensations	(39)	(220)	(43)
Donations	(447)	(165)	(301)
Others	(1,389)	(761)	(1,781)
Other operating expenses, total	¥ (14,779)	¥ (21,716)	¥ (5,780)